Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of future annual minimum lease payments	Future annual minimum lease payments as of December 31, 2012, are as follows (in thousands):

2013	$4,522
2014	4,522
2015	4,106
2016	3,938
2017	3,938
2018	2,953

Total	$23,979

Schedule of future annual minimum sublease payments	Future annual minimum sublease payments as of December 31, 2012, are as follows (in thousands):

2013	$583
2014	583
2015	241

Total	$1,407